Receivables from Customers, Net (Details) - Schedule of Receivables from Customers - USD ($)		Mar. 31, 2024	Mar. 31, 2023
Third parties [Member]
Schedule of Receivables from Customers [Line Items]
Unsettled trades on trade-date basis		$ 26,603	$ 83,539
Overdue balances on settlement dates	[1]	54,931	281,305
Other brokerage commission receivables related to primary market			229,331
Receivables related to advisory fees		99,031
Receivables related to introducing and referral services		30,790	13,376
Receivables related to underwriting and placement services		43,318	898,076
Receivables related to securities brokerage services		254,673	1,505,627
Less: allowance for expected credit losses		(6,610)
Total receivables from customers, net		248,063	1,505,627
Related parties [Member]
Schedule of Receivables from Customers [Line Items]
Overdue balances on settlement dates	[1]	3,740	1,219
Less: allowance for expected credit losses		(31)
Total receivables from customers, net		$ 3,709	$ 1,219

[1]	According to the contracts entered into between the Group and its customers, the Group shall charge its customers on amounts due on brokerage transactions which are not yet duly settled on settlement dates an interest at Hong Kong Prime Lending Rate plus 8% per annum. Further according to the terms set out in the contracts, the Group is entitled to liquidate the security positions it holds on behalf of the particular customers in order to recover the receivable balances in cases of default. As of March 31, 2024 and 2023, the Group maintained a weighted average Loan-To-Value ratio of 0.23% and 0.90% against these balances, respectively. Subsequent to the year ended March 31, 2024, receivables from customers amounted to $159,335 have been fully settled.